Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Equity
SHAREHOLDERS’ EQUITY
The Company had 15,038,483 and 15,555,131 ordinary shares, each of no par value, issued and outstanding as of December 31, 2012 and 2013, respectively. As of December 31, 2013, the total number of authorized shares was 19,656,317.
Authorized capital consisted of the following:

	As of December 31,
	2012	2013
Issued and outstanding	15,038,483	15,555,131
Reserved for stock option plans	4,617,834	4,101,186
Total	19,656,317	19,656,317

On April 28, 2006, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to the provisions of Articles 2443 and 2420, part 3 of the Italian Civil Code, including the power to increase the capital of the Company in cash, up to €90.00 million of par value, in one or more transactions, and to issue convertible bonds (including subordinated) and increase the capital of the Company, in one or more transactions, up to €10.00 million of par value, through the issuance of ordinary shares reserved for the conversion of such convertible bonds, and in both cases also with the faculty to issue warrants by means of the same resolution of the board of directors providing for the relevant capital increase and in each case, exclude or limit the option right of the shareholders if the board of directors determines that exclusion or limitation to be in the interest of the Company. Such delegation of powers expired after five years. On May 9, 2011, our shareholders renewed this resolution for additional five years starting from the date of the resolution of the 2011 Extraordinary Shareholders’ meeting approving the amendment. As of December 31, 2013, our board of directors has approved the issuance of 4,549,435 ordinary shares in connection with this resolution by our shareholders.
On June 30, 2009, our shareholders approved an amendment to our bylaws, which granted certain powers to our board of directors, pursuant to article 2443 of the Italian Civil Code, including the power to increase the capital of our company in cash, up to an amount equal to €100.00 million, on a separable basis, in one or more transactions, for the purpose of a rights offering with the faculty to reserve all or part of such amount for the exercise of warrants issued by means of the same resolution of our board of directors providing for the relevant capital increase and with the faculty to reserve 1/4 of any such capital increase to employees under the Company’s equity incentive plans in effect from time to time, and the power to cancel the par value of the ordinary shares of the Company, which was completed on June 30, 2009. As of December 31, 2013, our board of directors has not approved the issuance of any shares pursuant to this resolution by our shareholders.